Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2016
Compensation and Retirement Disclosure [Abstract]
TBS, PBS, and MBS Award Activity
During the years ended November 30, 2014, 2015 and 2016, the equity award activity was as follows:

	Equity Awards
	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2013	3,630,997	$37.11
Granted	1,589,368	$44.61
Vested	(893,930)	$45.52
Forfeited	(273,378)	$40.81
Outstanding at November 30, 2014	4,053,057	$37.94
Granted	1,253,050	$45.70
Vested	(1,298,318)	$31.35
Forfeited	(398,394)	$39.48
Outstanding at November 30, 2015	3,609,395	$42.84
Granted	1,451,917	$53.98
Vested	(1,454,381)	$38.18
Forfeited	(193,806)	$47.76
Outstanding at November 30, 2016	3,413,125	$48.03